Exhibit 99.3

TPR Firm:	EdgeMAC	Date Submitted:	12/21/2021
Client Name:	Deephaven	Report:	Exception Report - Loan
Client Project:	DRMT 2022-1	Loans in report:	9

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions
12/21/2021	1661809	XXX	XXX	XXX
12/21/2021	1661812	XXX	XXX	XXX
12/21/2021	1676461	XXX	XXX	XXX
12/21/2021	1676463	XXX	XXX	XXX
12/21/2021	1676465	XXX	XXX	XXX
12/21/2021	1676466	XXX	XXX	XXX
12/21/2021	1701778	XXX	XXX	XXX
12/21/2021	1701779	XXX	XXX	XXX
12/21/2021	1701784	XXX	XXX	XXX

Loan Number	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors
1661809	1) The loan contains errors within one or more TRID disclosure. On Closing Disclosure dated XXX, the ETIA section under Projected Payments on page 1 is not completed. Additionally, on page 4 under Escrow Account Section, the Estimated Property Costs Over Year 1 amount is missing. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting ETIA section completed on page 1, and the Estimated Property Costs Over Year 1 amount entered on page 4 under Escrow Section.
		COMMENTS: 11/01/2021 Received PC CD reflecting completed ETIA on page 1 and page 4.		COMPENSATING FACTORS: 1. GOOD FICO SCORE OF 703 2. GOOD PITI RESERVES OF 9 MONTHS 3. GOOD DTI OF 37%
1661812	1) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 10/15/2021 - Received receipt

2) Missing documentation to evidence  the $XXX divorce settlement as reflected in the Joint Stipulation Modifying marital settlement agreement.
COMMENTS: 10/15/2021 - Received evidence of XXX stipulation settlement	1) Missing documentation to evidence the borrower has sufficient asset to meet the 6 month PITI minimum required by the program guidelines. The 6 month PITI totals $XXX and the documentation borrower assets after closing is $XXX which does not meet minimum program requirements. // - // Missing documentation to evidence the borrower has sufficient asset to meet the 6 month PITI minimum required by the program guidelines. The 6 month PITI totals $XXX and the documentation borrower assets after closing is $XXX which does not meet minimum program requirements.Exception Approved:Exception requested to allow 2 months reservesCompensating Factors:1. High Discretionary Income2. Housing history 0x30
COMMENTS: 10/15/2021 – Received duplicate assets statement from original file. Missing additional assets documentation to satisfy 6 months reserves of $XXX for the subject property
1676461	1) 10/15/2021 - Received duplicate ARR with the same value of $XXX. Missing documentation to support the higher value on the ARR vs the Appraisal Report value of $XXX // - // Loan approval is subject to satisfactory appraisal review. Subject to further underwriting. Additional conditions may apply.Missing required appraisal review product (ARR or CDA) or evidence of a CU score of 2.5 or lower. The ARR included in the file indicates a value of $XXX while the appraisal indicates a value at $XXX with the same effective date.
	COMMENTS: 10/15/2021 - Received duplicate ARR with the same value of $XXX. Missing documentation to support the higher value on the ARR vs the Appraisal Report value of $XXX		1) Lender approved exception for the low credit score of 627 which below the program minimum of 660.Compensating Factors:1. LTV2. Low DTI3. 6 months reserves
1676463	1) Missing satisfactory rental payments 1x30 in the last 12 months. Per rental history, there was no record of rental payment in the month of XXX, late payment for XXX and returned rental payment in XXX.
COMMENTS: 10/21/2021 - Received 12 months rent payment

2) Per XXX report dated XXX, the borrower has a different name XXX XXX associated with the borrower's SSN XXX.  Missing documentation to evidence that lender has addressed this issue.
COMMENTS: 10/21/2021 - Cleared with guidelines clarification	1) Borrower FICO is 644, which does Not meet program guidelines minimum FICO of 700 for the maximum LTV of 80% for a Purchase of Primary Residence. Lender exception approval in the file. Compensating factors:1. Low DTI2. 6 months reserves3. Housing history 0x30

2) 10/25/2021 Received approved exception from the lender  Client approved exception to allow 1 tradeline vs program requirement of 4Compensating Factors:1.  22 months reserves; 16 months greater than program minimum 6 months reserves2.  DTI is XXX%; XXXX% less than max DTI of 50%3. High potential for increased earnings10/21/2021 - Received seller rebuttal. Per XXX underwriting guidelines (Credit History) borrower should exhibit at least four active major consumer credit and/or mortgage accounts // - // Per credit report dated 5/28/2021, borrower has only one (1) Active tradeline credit account, which does not meet program guidelines requirements of four (4) Active major consumer credit accounts.  Missing lender exception approval.
			COMMENTS: 10/21/2021 - Received seller rebuttal. Per XXX underwriting guidelines (Credit History) borrower should exhibit at lease four active major consumer credit and/or mortgage accounts	Compensating Factors: 1. 22 months reserves; 16 months greater than program minimum 6 months reserves 2. DTI is XXX%; XXX% less than max DTI of 50% 3. High potential for increase earnings
1676465	1) Per credit report dated 6/10/2021, Borrower does Not have four (4) major active credit accounts per guidelines requirement. Missing lender's exception approval.

2) The Sales Price on the Closing Disclosure dated XXX is $XXX does Not match the Sales Price of $XXX on the Purchase contract.  Missing updated Final Closing Disclosure reflecting the sales price on the Purchase contract or Addendum to Contract updating the Sales Price to $XXX.

3) Missing copies of Septic inspection report and Certification report as reflected on the Septic Inspection Addendum signed on XXX.
COMMENTS: Sufficient documentation provided to clear the conditon. Cert of inspection provided

4) Missing copies of the last 12 months cancelled checks supporting monthly rental payment of $XXX as shown on the VOR dated XXX.	1) 10/21/2021 Client approved exception in the loan file. Client approved exception to allow an LTV of 85% vs program maximum of 80%Compensating Factors:1. 41 months reserves; 35 months greater than program minimum 6 months reserves2. DTI is XXX%; XXX% less than max DTI of 50%Subject LTV of 85% exceeds program guidelines maximum LTV of 80% for a Purchase with minimum FICO of 700. Missing Lender Exception Approval to allow LTV to 85%.

			2) Client approved exception in the file. Client approved exception to waive the private maintenance agreement Missing copy of Private Road Maintenance Agreement.Compensating Factors:1. 41 months reserves; 35 months greater than program minimum 6 months reserves2. DTI is XXX%; XXX% less than max DTI of 50%	Compensating Factors: 1. 41 months reserves; 35 months greater than program minimum 6 months reserves 2. DTI is XXX%; XXX% less than max DTI of 50%
1676466	1) The Amortization/Maturity Term on the Lock Confirmation is 360 months, which does Not match the loan terms of 480 months on the Note. Missing updated Lock Confirmation reflecting the same loan terms of 480 months as indicated on the Note dated XXX.
COMMENTS: 12/02/2021 - Received updated lock confirmation

2) Per signed initial and final loan application, Section VIII - Declaration item #L indicated that the borrower do Not intend to occupy the property as a Primary Residence, which does Not match the page 1 of the loan application showing the Subject property is a Purchase of a Primary Residence.  Missing signed letter of explanation from the borrower regarding the Occupancy discrepancy, and updated signed Final loan application (all pages) showing the correct Occupancy Type.
COMMENTS: 12/02/2021 - Received corrected 1003	1) Subject LTV of 90% exceeds program guidelines maximum LTV of 80% for a Purchase with minimum FICO of 700. Missing Lender Exception Approval to allow LTV to 90%.Exception Approved:Exception requested to allow 90% LTV with FICO score of 744Compensating Factors:1. 12 months reserves2. Low DTI3. High discretionary income4. Number of years on job5. Housing history 0x30 for 12 months
COMMENTS: Exception Approved:

Compensating Factors:

1. 12 months reserves
2. Low DTI
3. High discretionary income
4. Number of years on job
5. Housing history 0x30 for 12 months

			2) The borrower's net deposits in XXX was $XXX, which is a significant decrease from the previous month's deposit of $XXX. Missing signed letter of explanation from the borrower regarding decreased income in XXX.Exception Approved:Exception requested to waive letter of explanation for decrease in borrower's net deposits in XXX Subject LTV of 90% exceeds program guidelines maximum LTV of 80% for a Purchase with minimum FICO of 700. Missing Lender Exception Approval to allow LTV to 90%.Exception Approved:Exception requested to allow 90% LTV with FICO score of 744Compensating Factors:1. 12 months reserves2. Low DTI3. High discretionary income4. Number of years on job5. Housing history 0x30 for 12 months	Compensating Factors: 1. 82 months reserves; 76 months greater than program minimum 6 months reserves 2. DTI is XXX%; XXX% less than max DTI of 50% 3. No public records 4. Satisfactory rental history 0x30x12
1701778	1) Missing documentation to evidence that a flood certificate was provide for the subject property.
COMMENTS: 11/12/2021 - Received flood cert

2) Missing documentation to evidence a corrected 1008 loan transmittal summary for the subject transaction. The 1008 in the file reflects the lender qualified the borrower using 12 months bank statements using a 50% expense factor. The income worksheet and bank statements provided would indicate that the borrower was qualified using 24 month bank statements and not 12. months.  Missing updated 1008 reflecting the correct documentation/loan program used for qualifying income.
	COMMENTS: 11/12/2021 - Received updated 1008		1) Lender approved exception in the file. Client approved exception to allow an LTV of 90% vs program maximum of 80%. Compensating Factors:1. 12+ mos. reserves2. Housing history 0x30x123. Low DTI	Compensating Factors: 1. 743 credit score; 43 points above program minimum credit score of 700 2. Rental history is 0x30 for 12 months 3. 19 months reserves; 13 months greater than 6 month program minimum 4. Borrowers have been employed since XXX 5. DTI ratio of XXX%; XXX% less than max DTI of 50%
1701779	1) //UPDATE: 11/30/2021 Received a new 1003 with box marked for borrower as "Unmarried", however, 1003 Loan Application is not signed. NEED Final Signed 1003 Loan Application with accurate box marked for borrower as "Unmarried".File contains conflicting information. Vesting on Deed of Trust and Grant Deed in file reflects borrower as "an unmarried woman", however, both 1003 Loan Applications in file are marked as "Married".
COMMENTS: 12/13/2021 Received corrected and initialed 1003 reflecting borrower as "Unmarried".

2) Missing verbal VOE within 10 days of the Note.

3) Missing most recent two months additional asset statements to support minimum reserve requirement of $XXX.  Total verified assets (including EMD) of $XXX less total money into transaction $XXX (includes deposited gift and EMD) = net assets $<XXX>.  Minimum reserve requirement $XXX (12 months) + closing funds shortage $XXX = total shortage $XXX.

4) Missing signed and dated full access letter from XXX for XXX #XXX andXXX #XXX
COMMENTS: 12/01/2021 - Received access letter

5) Missing documentation to support additional liquid assets to meet the total required funds of $XXX per final CD dated XXX.  The verified assets of $XXX(includes deposited gift and EMD funds)  are insufficient to satisfy the cash to close requirement of $XXX (includes EMD and closing funds).  Funds are short in the amount of $XXX.

	6) Missing final 1008, and 1003 to match final loan terms for loan amount, LTV/CLTV/HCLTV, interest rate and product type. The 1008 earnings does not match the income documentation provided. The 1003 does not reflect borrower's assets, employer or earnings information. Subject to re-calculation of debt ratio upon receipt.			Compensating Factors: 1. 735 credit score 15 points above program minimum credit score of 720. 2. No public records.
1701784	1) The Licensing/Registration check returned the following results as of the application date of XXX: Lender Company XXX #XXX is NOT Authorized to Conduct Business.
COMMENTS: 10/22/2021 Lender is exempt from XXX in Arizona.

2) Missing an updated final signed CD to reflected the correct Seller middle name. The CD dated XXX reflected seller middle as XXX vs XXX per title report, purchase agreement and grant deed

3) Missing a copy of the security deposit, XXX and XXX rent payment for the borrower departing residence located at XXX
COMMENTS: 10/15/2021 - Received VOR	1) Lender approved exception in the file. Client approved exception to allow the LTV of 80% vs program maximum of 70%. Compensating Factors:1. 6 mos. reserves2. Housing history 0x30x123. Low DTI

2) 10/25/2021 Client approved exception. Client approved exception to allow the use of the articles of org. and AZ corporation commission to evidence ownershipCompensating Factors:1. 703 credit score; 3 points above program minimum credit score of 7002. Housing history is 0x30 for 12 months3. 25 months reserves;  13 months greater than 12 month program minimum4. Borrower has been employed since 12/20175. DTI ratio is  XXX%;  XXX% less than max DTI of 50%10/21/2021  Received regulatory agency search and articles of organization. The Articles of Organization for both business reflect that the borrower is a registered agent and XXX is the organizer of both organizations. In addition, the regulatory agency indicates there are 2 managing members.  // - // 10/15/2021 - Received regulatory agency business search that reflected two managing members for both businesses. Missing documentation to support the percentage of business ownership for the borrower.  // - // Missing documentation to support the borrower percentage of business ownership for XXX and XXX Both business assets account were used for down payment and closing costs.
			COMMENTS: 10/21/2021 – Received regulatory agency search and articles of organization. The Articles of Organization for both business reflect that the borrower is a registered agent and XXX is the organizer of both organizations. In addition, the regulatory agency indicates there are 2 managing members. // - // 10/15/2021 - Received regulatory agency business search that reflected two managing members for both businesses. Missing documentation to support the percentage of business ownership for the borrower.	Compensating Factors: 1. 703 credit score; 3 points above program minimum credit score of 700 2. Housing history is 0x30 for 12 months 3. 25 months reserves; 13 months greater than 12 month program minimum 4. Borrower has been employed since XXX 5. DTI ratio is XXX%; XXX% less than max DTI of 50%

Loan Number	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
1661809	9/13/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
1661812	9/17/2021	Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
1676461	9/27/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
1676463	9/22/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
1676465	9/27/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
1676466	9/27/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
1701778	10/18/2021	Primary Residence	OR	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
1701779	10/19/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
1701784	10/12/2021	Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1